EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details) - Conditional shares [member]	12 Months Ended
	Jun. 30, 2022 R / shares shares	Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	7,840,620	5,860,760
Granted	3,508,232	1,979,860
Vested	(2,862,654)	0
Forfeited	(892,528)	0
Closing balance	7,593,670	7,840,620
Weighted average price R per share, vested | R / shares	14.02
December 2, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	2,930,380
Closing balance	0	2,930,380
December 2, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	2,930,380
Closing balance	2,715,604	2,930,380
October 22, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	1,979,860
Closing balance	1,666,778	1,979,860
October 20, 2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	0
Closing balance	3,211,288	0